UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                              FORM 13F

                                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
 [   ]  is a restatement.
 [   ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    McClain Value Management LLC
Address:               175 Elm Street
                               New Canaan, CT  06840
13F File Number:  28-12710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Phillip C. McClain
Title:                      President
Phone:                  203-966-3197

Signature,  Place, and Date of Signing:

Phillip C. McClain,   New Canaan, Connecticut,  May 9, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

                                                     FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          35
Form 13F Information Table Value Total:          $330101
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 Flowers.Com Inc          COM              68243Q106     3307  1091282 SH       Sole                   962555            128727
Alere Inc Com                  COM              01449J105    19825   762225 SH       Sole                   693199             69026
Alleghany Corp Del Com         COM              017175100    14476    43986 SH       Sole                    38784              5202
Builders Firstsource Inc       COM              12008R107     2435   575684 SH       Sole                   575684
CGI Group Inc                  COM              39945C109     4467   200412 SH       Sole                   128174             72238
Charming Shoppes Inc           COM              161133103    20630  3496578 SH       Sole                  3246326            250252
Ciber Inc Com                  COM              17163B102     9276  2187662 SH       Sole                  2001193            186469
Devon Energy Corp              COM              25179M103     1344    18901 SH       Sole                     6429             12472
Endeavour Intl Corp            COM              29259G200    30364  2562344 SH       Sole                  2377615            184729
Fidelity Natl Finl             COM              31620R105    16700   926207 SH       Sole                   853185             73022
Howard Hughes Corp Com         COM              44267D107    16173   253218 SH       Sole                   226305             26913
ITT Corp New Com               COM              450911201      631    27491 SH       Sole                     9489             18002
Interpublic Group Cos          COM              460690100     9227   808668 SH       Sole                   696152            112516
Kar Auction Services           COM              48238t109     1684   103864 SH       Sole                   103864
Kinder Morgan Mgt LLC          COM              49455U100     1504    20148 SH       Sole                     6971             13177
Leapfrog Enterprises Cl A      COM              52186N106     2796   334495 SH       Sole                   334495
Lifepoint Hosps Inc            COM              53219L109    11686   296305 SH       Sole                   268805             27500
Owens Illinois Inc Com New     COM              690768403    16278   697437 SH       Sole                   626039             71398
Packaging Corp Amer Com        COM              695156109    12108   409208 SH       Sole                   364517             44691
Pfizer Inc                     COM              717081103    16432   725624 SH       Sole                   659428             66196
Sapient Corporation            COM              803062108     1401   112532 SH       Sole                   112532
Silgan Holdings Inc            COM              827048109    13535   306217 SH       Sole                   274067             32150
Stanley Black & Decker         COM              854502101    15999   207888 SH       Sole                   185973             21915
Staples Inc                    COM              855030102    15113   933499 SH       Sole                   842320             91179
SunCoke Energy                 COM              86722A103    15446  1087000 SH       Sole                  1017193             69807
Sunoco Inc                     COM              86764P109     1482    38844 SH       Sole                    13373             25471
Talbots Inc                    COM              874161102    10184  3360980 SH       Sole                  3272548             88432
Terex Corp                     COM              880779103    13349   593292 SH       Sole                   537059             56233
Tupperware Brands Corp         COM              899896104    13689   215576 SH       Sole                   194800             20776
Unitedhealth Group Inc         COM              91324P102     1477    25063 SH       Sole                     8801             16262
Unum Group                     COM              91529Y106     1846    75414 SH       Sole                    26121             49293
Western Union                  COM              959802109    12497   710063 SH       Sole                   624862             85201
XO Group, Inc.                 COM              983772104     1220   129916 SH       Sole                   129916
Xylem Inc                      COM              98419M100     1521    54795 SH       Sole                    18928             35867
AIG Fractional Warrants        WT                                0    33933 SH       Sole                    33933